CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Previously Reported	Series A Previously Reported	Series A Revision of Prior Period Adjustment	Series B Previously Reported	Series B Revision of Prior Period Adjustment	Common Stock Common Class A	Common Stock Common Class A Previously Reported	Common Stock Common Class A Revision of Prior Period Adjustment	Common Stock Common Class B Previously Reported	Common Stock Common Class B Revision of Prior Period Adjustment	Additional Paid-In Capital	Additional Paid-In Capital Previously Reported	Additional Paid-In Capital Revision of Prior Period Adjustment	Accumulated Deficit	Accumulated Deficit Previously Reported	Noncontrolling Interests	Noncontrolling Interests Previously Reported	Preferred Stock Series A Previously Reported	Preferred Stock Series A Revision of Prior Period Adjustment	Preferred Stock Series B Previously Reported	Preferred Stock Series B Revision of Prior Period Adjustment	Preferred Stock Series C Convertible Preferred Stock1 Previously Reported	Preferred Stock Series C Convertible Preferred Stock1 Revision of Prior Period Adjustment
Beginning balance at Dec. 31, 2019	$ 11,473	$ 11,473					$ 8		$ 8	$ 7	$ (7)	$ 54,525	$ 54,518	$ 7	$ (43,057)	$ (43,057)	$ (3)	$ (3)
Temporary equity beginning balance (in Shares) at Dec. 31, 2019			5,421,446	(5,421,446)	3,158,338	(3,158,338)
Temporary equity beginning balance at Dec. 31, 2019			$ 5	$ (5)	$ 3	$ (3)
Beginning balance (in Shares) at Dec. 31, 2019							81,756,305	109,536	81,646,769	7,250,001	(7,250,001)
Vesting of founder shares subject to repurchase	75											75
Vesting of founder shares subject to repurchase (in Shares)							3,846,917
Issuance of common stock, net of issuance cost	38,647						$ 2					38,645
Issuance of common stock, net of issuance cost, Shares							18,117,573
Issuance of common stock warrants	1,220											1,220
Stock-based compensation	2,291											2,291
Exercise of stock options	$ 124											124
Exercise of stock options (in Shares)	318,564						318,559
Net loss	$ (20,926)														(20,926)
Ending balance at Dec. 31, 2020	32,904	32,904					$ 10		$ 10	$ 8	$ (8)	96,880	96,870	10	(63,983)	(63,983)	(3)	(3)
Ending balance (in Shares) at Dec. 31, 2020							104,039,354	171,645	103,867,709	8,000,001	(8,000,001)
Temporary equity ending balance (in Shares) at Dec. 31, 2020																			5,421,446	(5,421,446)	3,158,338	(3,158,338)	3,532,228	(3,532,228)
Temporary equity ending balance at Dec. 31, 2020																			$ 5	$ (5)	$ 3	$ (3)	$ 4	$ (4)
Purchase of non-controlling interest	(200)											(203)					3
Stock-based compensation	173											173
Exercise of stock options	20											20
Exercise of stock options (in Shares)							24,618
Net loss	(5,198)														(5,198)
Ending balance at Mar. 31, 2021	27,699						$ 10					96,870			(69,181)
Ending balance (in Shares) at Mar. 31, 2021							104,063,972
Beginning balance at Dec. 31, 2020	32,904	$ 32,904					$ 10		$ 10	$ 8	$ (8)	96,880	$ 96,870	$ 10	(63,983)	$ (63,983)	(3)	$ (3)
Temporary equity beginning balance (in Shares) at Dec. 31, 2020																			5,421,446	(5,421,446)	3,158,338	(3,158,338)	3,532,228	(3,532,228)
Temporary equity beginning balance at Dec. 31, 2020																			$ 5	$ (5)	$ 3	$ (3)	$ 4	$ (4)
Beginning balance (in Shares) at Dec. 31, 2020							104,039,354	171,645	103,867,709	8,000,001	(8,000,001)
Purchase of non-controlling interest	(200)											(203)					$ 3
Cashless exercise of common stock warrants (in Shares)							999,185
Issuance of common stock upon Merger, net oftransaction costs	(94)						$ 1					(95)
Issuance of common stock upon Merger, net of transaction costs (in Shares)							10,525,990
Issuance of PIPE shares	220,000						$ 2					219,998
Issuance of PIPE shares (in Shares)							22,000,000
Shares withheld on vesting of restricted stock	(284)											(284)
Stock-based compensation	43,118											43,118
Exercise of stock options	$ 26						$ 1					25
Exercise of stock options (in Shares)	158,129						158,129
Net loss	$ (81,508)														(81,508)
Ending balance at Dec. 31, 2021	213,962						$ 14					359,439			(145,491)
Ending balance (in Shares) at Dec. 31, 2021							137,722,658
Shares withheld on vesting of restricted stock	(5,250)											(5,250)
Stock-based compensation	10,850											10,850
Exercise of stock options	$ 65											65
Exercise of stock options (in Shares)	83,582						83,582
Net loss	$ (19,202)														(19,202)
Ending balance at Mar. 31, 2022	$ 200,425						$ 14					$ 365,104			$ (164,693)
Ending balance (in Shares) at Mar. 31, 2022							139,026,245
Stock Issued During Period Shares Restricted Stock Award Gross							2,013,893
Shares Withheld On Vesting Of Restricted Stock							(793,888)